Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 2,078,881	$ 1,035,122
Additions	397,017	1,055,874
Disposals	(189,086)	(12,115)
Transfers
Property and equipment, ending	2,286,812	2,078,881
Accumulated amortization property and equipment, beginning	502,960	45,926
Accumulated amortization Transfer
Amortization for the period	318,935	460,046
Accumulated Amortization Disposals		(3,012)
Accumulated amortization property and equipment, ending	821,895	502,960
Net Book Value	1,464,917	1,575,921
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		750
Additions
Disposals
Transfers		(750)
Property and equipment, ending
Accumulated amortization property and equipment, beginning		6
Accumulated amortization Transfer		(6)
Amortization for the period
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	75,883	2,230
Additions	50,481	73,653
Disposals	(70,403)
Transfers
Property and equipment, ending	55,961	75,883
Accumulated amortization property and equipment, beginning	1,907	145
Accumulated amortization Transfer
Amortization for the period	17,794	1,762
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	19,701	1,907
Net Book Value	36,260	73,976
SHARE PURCHASE OPTIONS [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	357,115	169,403
Additions	86,483	199,827
Disposals		(12,115)
Transfers
Property and equipment, ending	443,598	357,115
Accumulated amortization property and equipment, beginning	71,157	13,133
Accumulated amortization Transfer
Amortization for the period	61,322	61,036
Accumulated Amortization Disposals		(3,012)
Accumulated amortization property and equipment, ending	132,479	71,157
Net Book Value	311,119	285,958
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	578,158	536,008
Additions	17,308	772,746
Disposals	(118,683)
Transfers		(730,596)
Property and equipment, ending	476,783	578,158
Accumulated amortization property and equipment, beginning
Accumulated amortization Transfer
Amortization for the period
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value	476,783	578,158
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	1,067,725	326,731
Additions	242,745	9,648
Disposals
Transfers		731,346
Property and equipment, ending	1,310,470	1,067,725
Accumulated amortization property and equipment, beginning	429,896	32,642
Accumulated amortization Transfer		6
Amortization for the period	239,819	397,248
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	669,715	429,896
Net Book Value	$ 640,755	$ 637,829